General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL

NOTE 1 — GENERAL:

A.	PARAZERO TECHNOLOGIES LTD. (the “Company”) was incorporated in Israel on June 30, 2013. The Company’s address is 1 Hatachana, Kfar Saba, 4453001, Israel. The Company was founded by a group of aviation professionals and drone industry veterans and operates as an aerospace defense company focused on the development of smart, autonomous solutions for the global manned and unmanned aerial systems (UAS) industry. The Company develops, manufactures, markets, and sells counter-UAS net-launching platforms designed to protect against hostile drones in both battlefield and urban environments, precision aerial delivery systems for military applications, and smart, autonomous parachute safety systems designed to enable safe flight operations over populated areas and beyond visual line-of-sight. The Company sells its products internationally.

B.	The Company’s ordinary shares began trading on the Nasdaq Capital Market (“Nasdaq”) under the ticker symbol “PRZO” on July 27, 2023, following its initial public offering transaction (“IPO”), See Note 10C

C.

The Company is in its early commercialization stage and has not yet generated significant revenue. The Company has recurring losses from operations and negative cash flows from operations since inception. The Company’s net loss and comprehensive loss for the years ended December 31, 2025, 2024, and 2023 was approximately $5.4 million, $11.1 million, and $3.8 million, respectively. As of December 31, 2025, the Company had accumulated losses of approximately $34.9 million, and a shareholders’ equity of $3.2 million.

The Company has funded its operations substantially through issuances of our equity securities in public and private offerings, including in its initial public offering in July 2023 and its private placement in October 2023, the exercises of warrants, loans from related parties, SAFEs and government grants for research and development projects received from the IIA. Considering the above, management expects that it will require additional financing in the future to fund its operations until it has generated significant revenues. As of December 31, 2025, the Company had approximately $4.2 million in cash, cash equivalents and short-term deposits

Following the January 2026 registered direct offerings, as detailed in Note 19, by which the Company raised total gross proceeds of approximately $3.5 million, the Company’s management currently estimates that based on its operating plan, its cash position, together with anticipated revenue from existing customers pursuant to existing purchase orders, as well as projected revenue from new customers, will be sufficient to fund its current operations and satisfy its obligations through at least the next 12 months from the date of issuance of these financial statements.